CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL RISKS - Narrative (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bottom of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	24 months
USD, CNY, JPY, GBP, and CAD | Bottom of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	5 months
USD, CNY, JPY, GBP, and CAD | Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	14 months
Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Percent increase/decrease that would impact results	5.00%
Interest rate risk
Disclosure of detailed information about hedges [line items]
Percent increase/decrease that would impact results	1.00%
Decrease in the fair value of financial instruments that would result from a 1 percentage point increase in the interest rate level	DKK 0	DKK 3
Financial counterparties | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	21,158	21,228
Trade receivables, Other receivables less prepayments and Other financial assets | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	DKK 22,602	DKK 22,974